Segmented Information (Tables)	9 Months Ended
Sep. 30, 2026
Schedule of statement of operations and other comprehensive income by segment
For the three months ended September 30, 2026 and 2025		Revenue	Cost of sales (production costs)	Cost of sales (depreciation)	Mine operating income	Total comprehensive income
Mexico
Avino	2026	$26,579	$11,065	$1,420	$14,094	$8,238
	2025	21,042	10,241	896	9,905	6,316
La Preciosa	2026	6,806	5,821	247	738	663
	2025	-	-	-	-	-
Canada
Corporate	2026	-	-	-	-	(2,541)
	2025	-	-	-	-	311
Consolidated	2026	$33,385	$16,886	$1,667	$14,832	$6,360
	2025	$21,042	$10,241	$896	$9,905	$6,627

For the nine months ended September 30, 2026 and 2025		Revenue	Cost of sales (production costs)	Cost of sales (depreciation)	Mine operating income	Total comprehensive income
Mexico
Avino	2026	$84,615	$32,244	$5,816	$46,555	$28,414
	2025	61,683	28,376	2,616	30,691	22,813
La Preciosa	2026	14,990	9,748	576	4,666	4,186
	2025	-	-	-	-	-
Canada
Corporate	2026	-	-	-	-	(4,809)
	2025	-	-	-	-	(6,191)
Consolidated	2026	$99,605	$41,992	$6,392	$51,221	$27,791
	2025	$61,683	$28,376	$2,616	$30,691	$16,622

Schedule of consolidated statement of financial position by segment
As at September 30, 2026 and December 31, 2025		PP&E assets (incl. mineral properties)	E&E assets	Total mining assets	Total assets	Total liabilities
Mexico
Avino	2026	$63,983	$15,863	$79,846	$129,683	$24,808
	2025	59,892	15,699	75,591	116,941	28,390
La Preciosa	2026	73,888	-	73,888	83,824	9,449
	$2025	65,154	-	65,154	73,626	6,389
Canada
Corporate	2026	239	-	239	109,270	327
	2025	319	-	319	88,465	10,022
Consolidated	2026	$138,110	$15,863	$153,973	$322,777	$34,584
	2025	$125,365	$15,699	$141,064	$279,032	$44,801

Schedule of revenue from foreign operations
	Three months ended September 30, 2026	Three months ended September 30, 2025	Nine months ended September 30, 2026	Nine months ended September 30, 2025
Silver	$18,314	$9,195	$57,039	$25,143
Copper	9,096	6,461	21,000	20,796
Gold	6,072	6,367	22,706	19,484
Penalties, treatment costs and refining charges	(97)	(981)	(1,140)	(3,740)
Total revenue from mining operations	$33,385	$21,042	$99,605	$61,683

Schedule of customers accounted for total revenues
	Three months ended September 30, 2026	Three months ended September 30, 2025	Nine months ended September 30, 2026	Nine months ended September 30, 2025
Customer #1	$32,499	$20,170	$96,901	$57,654
Customer #2	886	(6)	2,704	3,151
Other customers	-	878	-	878
Total revenue from mining operations	$33,385	$21,042	$99,605	$61,683